SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 5 (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Performance Based Restricted Shares [Line Items]
Shares excluded from potential dilutive shares	1,968,062	949,351	641,751